Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 284,957,000	$ 225,947,000
Accounts receivable	523,738,000	719,435,000
Income tax receivable	10,356,000	32,065,000
Contract assets	436,847,000	503,552,000
Inventories	295,206,000	320,172,000
Deposits, prepaids and other assets	94,873,000	104,179,000
Current assets, excluding assets held for sale	1,645,977,000	1,905,350,000
Assets held for sale	60,302,000	0
Current assets	1,706,279,000	1,905,350,000
Non-current assets
Property, plant and equipment	259,791,000	325,048,000
Right-of-use assets	147,054,000	122,291,000
Long-term deposits	3,710,000	4,992,000
Other assets	4,464,000	7,062,000
Goodwill	1,399,253,000	1,394,576,000
Intangible assets	704,210,000	758,531,000
Deferred income tax assets	115,269,000	104,022,000
Non-current assets	2,633,751,000	2,716,522,000
Total assets	4,340,030,000	4,621,872,000
Current liabilities
Bank indebtedness	6,744,000	27,271,000
Accounts payable and accrued liabilities	622,436,000	665,109,000
Income tax payable	34,123,000	40,073,000
Contract liabilities	307,306,000	330,134,000
Provisions	32,100,000	29,960,000
Current portion of lease liabilities	35,202,000	32,694,000
Current portion of long-term debt	173,000	219,000
Current liabilities	1,038,084,000	1,125,460,000
Non-current liabilities
Employee benefits	26,075,000	25,805,000
Long-term provisions	468,000	1,000,000
Long-term lease liabilities	119,486,000	96,699,000
Long-term debt	1,274,552,000	1,543,459,000
Deferred income tax liabilities	80,462,000	100,573,000
Other long-term liabilities	21,445,000	19,519,000
Non-current liabilities	1,522,488,000	1,787,055,000
Total liabilities	2,560,572,000	2,912,515,000
EQUITY
Share capital	852,805,000	842,015,000
Contributed surplus	30,758,000	36,539,000
Accumulated other comprehensive income	171,573,000	166,855,000
Retained earnings	722,621,000	660,368,000
Equity attributable to shareholders	1,777,757,000	1,705,777,000
Non-controlling interests	1,701,000	3,580,000
Total equity	1,779,458,000	1,709,357,000
Total liabilities and equity	$ 4,340,030,000	$ 4,621,872,000